Note 14 - Income Taxes (Details) - Income Tax Expenses (Benefit)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Expenses (Benefit) [Abstract]
Current tax before tax loss carry forwards (set-off)	$ 589,350	3,656,684	891,449	13,330,732
Tax loss carry forwards (set-off)	9,561	59,324	15,098	59,638
Current income taxes	598,911	3,716,008	906,547	13,390,370
Deferred income taxes	82,043	509,041	(619,250)	(8,892,940)
Total income tax expenses	$ 680,954	4,225,049	287,296	4,497,430